Blackstone Long-Short Credit Income Fund

Portfolio of Investments

September 30, 2025 (Unaudited)

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 114.70%
Aerospace & Defense - 2.92%
ATLAS CC ACQUISITION CORP, First Lien Term Loan:
3M SOFR + 4.25%, 05/01/2029	$1,275,323	$740,089
3M SOFR + 5.12%, 05/29/2029	183,067	106,236
Kaman 1/25 Cov-Lite TLB, First Lien Term Loan, 6M CME TERM + 3.00%, 02/26/2032	490,869	489,861
Kaman 1/25 Delayed TL 1L, First Lien Term Loan, 3M SOFR + 2.75%, 02/26/2032(b)	4,446	4,437
KARMAN HLDGS LLC, First Lien Term Loan, 3M SOFR + 3.50%, 04/01/2032(c)	587,567	591,240
Novaria Holdings, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 06/06/2031	687,404	689,266
Peraton Corp., First Lien B Term Loan, 1M SOFR + 3.75%, 0.75% Floor, 02/01/2028	1,549,921	1,311,141
Signia Aerospace LLC, First Lien Term Loan:
3M SOFR + 7.30%, 12/11/2031	422,189	423,508
3M SOFR + 2.75%, 12/11/2031	26,518	26,601
Transdigm Inc, First Lien Term Loan, 3M SOFR + 2.50%, 08/13/2032	467,854	467,877
		4,850,256
Air Freight & Logistics - 0.63%
AIT Worldwide Logistics Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 04/08/2030	367,832	369,175
Jetblue 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 4.75%, 08/27/2029	434,695	418,285
Savage Enterprises LLC, First Lien Term Loan, 1M SOFR + 2.50%, 08/05/2032	263,524	264,066
		1,051,526
Airlines - 0.23%
AS Mileage Plan IP Ltd, First Lien Term Loan, 3M SOFR + 5.63%, 10/15/2031	375,424	376,988

Auto Components - 0.34%
Belron Finance 2019 LLC, First Lien Term Loan, 3M SOFR + 2.50%, 10/16/2031	564,275	567,805

Automobile Components - 1.27%
LTI Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 07/29/2029	1,180,168	1,192,183
Tenneco, Inc., First Lien Term Loan, 3M SOFR + 5.00%, 0.50% Floor, 11/17/2028	928,345	911,300
		2,103,483
Beverages - 0.29%
SAZERAC CO INC, First Lien Term Loan, 1M SOFR + 2.50%, 12/31/2035	485,795	489,305

Broadline Retail - 0.38%
Peer Hldg III BV, First Lien Term Loan:
3M SOFR + 2.50%, 10/28/2030	160,590	160,980
3M SOFR + 3.25%, 07/01/2031	470,944	472,025
		633,005
Building Products - 1.48%
LBM Acquisition LLC, First Lien Term Loan, 1M SOFR + 3.75%, 06/06/2031	751,084	734,395
Miter Brands Acquisition Holdco Inc., First Lien Term Loan, 3M SOFR + 2.75%, 03/28/2031	820,372	824,417
Oscar Acquisitionco LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 04/30/2029	420,027	393,298
Resideo Funding Inc, First Lien Term Loan, 3M SOFR + 2.00%, 08/13/2032	244,136	244,518
Sunbelt Transformer 10/24, First Lien Term Loan, 3M SOFR + 4.25%, 10/24/2031	262,082	263,173
		2,459,801

	Principal Amount	Value
Business Equipment & Services - 0.02%
ThoughtWorks, Inc., First Lien Incremental Term Loan, 3M SOFR + 2.50%, 0.50% Floor, 03/24/2028	$41,259	$40,553

Capital Markets - 5.91%
Apex Group Treasury LLC, First Lien Term Loan, 3M SOFR + 3.50%, 02/27/2032	1,188,112	1,164,350
Aretec Group, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 08/09/2030	1,755,623	1,757,537
Citadel Securities Global Holdings LLC, First Lien Term Loan, 1M SOFR + 2.00%, 10/31/2031	367,780	368,885
CITCO FDG LLC, First Lien Term Loan, 3M SOFR + 2.75%, 04/27/2028	1,677,170	1,683,610
FOCUS FINL PARTNERS LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/15/2031	955,279	956,588
GTCR Everest Borrower LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/05/2031	142,711	142,878
Hudson River Trading LLC, First Lien Term Loan, 3M SOFR + 3.00%, 03/18/2030	498,741	500,122
ITG Communications LLC, First Lien Term Loan, 3M SOFR + 9.09%, 07/01/2031	431,500	427,051
June Purchaser, LLC, First Lien Term Loan, 3M SOFR + 3.25%, 11/28/2031	580,786	583,205
Kestra Advisor Services Holdings A, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 03/22/2031	73,891	73,994
Orion US Finco, First Lien Term Loan, 3M SOFR + 7.43%, 05/20/2032	491,221	494,291
OSAIC HOLDINGS INC TL 1L, First Lien Term Loan, 3M SOFR + 3.00%, 07/17/2032	1,146,064	1,146,717
Osttra Group LTD, First Lien Term Loan, 3M SOFR + 9.82%, 05/03/2033	141,691	142,872
Superannuation and Investments US LLC, First Lien Term Loan, 3M SOFR + 3.00%,
12/01/2028	82,880	83,408
Victory Capital Holdings Inc, First Lien Term Loan, 3M SOFR + 2.00%, 09/10/2032	298,896	298,711
		9,824,219
Chemicals - 1.68%
Discovery Purchaser/Bayer/Envu 8/22 TL, First Lien Term Loan, 3M SOFR + 3.75%, 10/04/2029	839,543	836,748
Fortis 333 Inc, First Lien Term Loan, 3M SOFR + 3.50%, 03/29/2032	344,138	342,847
Geon Performance Solutions LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 08/18/2028	127,789	120,153
Nouryon Finance BV, First Lien Term Loan, 1M SOFR + 3.25%, 04/03/2028	735,905	738,054
Olympus Water US Holding Corp, First Lien Term Loan, 3M SOFR + 7.11%, 07/26/2032	154,598	153,715
Solstice Advanced Materials Inc, First Lien Term Loan, 3M SOFR + 5.77%, 09/16/2032	189,469	189,944
Vibrantz Technologies, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 04/21/2029	496,164	402,143
		2,783,604
Commercial Services & Supplies - 6.44%
Action Environmental Group, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 10/24/2030(c)	2,098,489	2,101,112
Allied Universal Holdco LLC, First Lien Term Loan, 1M SOFR + 3.25%, 08/20/2032	2,244,967	2,255,945
Armor Holdco, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 12/11/2028	637,738	638,854
Belfor Holdings Inc, First Lien Term Loan, 3M SOFR + 2.75%, 11/04/2030	228,464	229,750
Justrite Safety Group, First Lien Delayed Draw Term Loan, 1M SOFR + 4.50%, 06/28/2026	63,566	63,566
Justrite Safety Group, First Lien Initial Term Loan, 1M SOFR + 4.50%, 06/28/2026	1,175,694	1,175,694
LSF12 Crown US Commercial Bidco, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 12/02/2031	1,172,658	1,175,959
Minimax Viking GmbH, First Lien Term Loan, 1M SOFR + 2.25%, 03/17/2032	615,877	617,417
Pinnacle Buyer LLC, First Lien Term Loan:
3M SOFR + 2.50%, 09/11/2032	73,692	73,876
3M SOFR + 2.50%, 09/11/2032	383,196	384,154
Prime Sec Services Borrower LLC, First Lien Term Loan, 3M SOFR + 1.75%, 03/08/2032	761,452	755,444
Protection One/ADT 11/24, First Lien Term Loan, 6M SOFR + 2.00%, 10/13/2030	533,807	533,102
Tidal Waste 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.00%, 10/24/2031	692,520	697,426
		10,702,299
Communications Equipment - 0.10%
Viavi Solutions Inc, First Lien Term Loan, 3M SOFR + 6.39%, 06/11/2032	163,892	164,541

Construction & Engineering - 1.24%
Aegion 1/25 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.00%, 05/17/2028	806,069	808,084
Amentum/Amazon Holdco 7/24 TLB 1L, First Lien Term Loan, 1M SOFR + 2.25%, 09/29/2031	344,223	344,599

	Principal Amount	Value
Construction & Engineering (continued)
Socotec US Holding Inc, First Lien Term Loan, 3M SOFR + 8.12%, 06/02/2031	$641,831	$647,448
TECTA AMERICA CORP, First Lien Term Loan, 1M SOFR + 3.00%, 02/18/2032	256,058	257,338
		2,057,469
Construction Materials - 1.03%
Green Infrastructure Partners Inc, First Lien Term Loan, 3M SOFR + 6.75%, 09/18/2032	296,218	296,866
QUIKRETE HLDGS INC, First Lien Term Loan, 1M SOFR + 2.25%, 02/10/2032	671,524	671,866
Tamko Building Products LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/20/2030	739,836	742,840
		1,711,572
Consumer Finance - 0.55%
CPI Holdco B LLC, First Lien Term Loan, 1M SOFR + 2.00%, 05/19/2031	914,647	914,647

Containers & Packaging - 3.55%
Anchor Packaging LLC, First Lien Term Loan, 1M SOFR + 3.25%, 07/18/2029	367,134	369,160
Berlin Packaging LLC, First Lien Term Loan, 1M SOFR + 3.25%, 06/09/2031	275,795	276,940
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan:
1M SOFR + 3.25%, 04/01/2032	1,343,575	1,343,023
3M SOFR + 7.41%, 04/01/2032(b)	706	706
Iris Holding, Inc., First Lien Term Loan, 3M SOFR + 4.75%, 0.50% Floor, 06/28/2028	1,289,659	1,255,174
ProAmpac PG Borrower LLC, First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 09/15/2028	893,088	897,553
Tricorbraun Holdings, Inc., First Lien Closing Date Initial Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 03/03/2031	690,078	687,593
Trident TPI Holdings, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 09/15/2028	1,090,714	1,073,105
		5,903,254
Distributors - 1.26%
Boots Group Finco LP, First Lien Term Loan, 3M SOFR + 3.50%, 08/30/2032	191,190	191,947
Burgess Point Purchaser Corp., First Lien Term Loan, 1M SOFR + 5.25%, 07/25/2029	1,261,527	1,100,783
S&S Holdings LLC, First Lien Initial Term Loan, 3M SOFR + 5.00%, 0.50% Floor, 03/11/2028	555,112	554,121
S&S Holdings LLC, First Lien Term Loan, 1M SOFR + 5.00%, 10/01/2031	250,637	243,745
		2,090,596
Diversified Consumer Services - 0.85%
Imagine Learning LLC, First Lien Term Loan, 1M SOFR + 3.50%, 12/21/2029	965,300	838,667
St. George’s University Scholastic Services LLC, First Lien Term Loan B Term Loan, 3M SOFR + 2.75%, 0.50% Floor, 02/10/2029	579,078	571,176
		1,409,843
Diversified Telecommunication Services - 1.86%
Cable & Wireless 1/25 B7, First Lien Term Loan, 3M SOFR + 3.25%, 02/02/2032	1,054,605	1,045,599
Radiate Holdco, LLC, First Lien Term Loan 09/25/2029	802,944	650,384
Ufinet/Zacapa 10/24 TL, First Lien Term Loan, 3M SOFR + 3.75%, 03/22/2029	1,163,121	1,166,174
Virgin Media Bristol LLC, First Lien Term Loan, 1M SOFR + 2.50%, 01/31/2028	212,258	212,291
Zayo Group Holdings Inc., First Lien Term Loan, 3M SOFR + 7.77%, 09/01/2032	10,094	9,825
		3,084,273
Electric Utilities - 2.45%
Alpha Generation LLC, First Lien Term Loan, 1M SOFR + 2.00%, 09/30/2031	941,735	941,617
COGENTRIX FIN HOLDCO I LLC, First Lien Term Loan, 3M SOFR + 2.25%, 02/26/2032	385,207	386,274
Lightning Power 8/24 TLB, First Lien Term Loan, 3M SOFR + 2.25%, 08/18/2031	1,202,167	1,202,696
NRG Energy 3/24 Cov-Lite, First Lien Term Loan, 3M SOFR + 1.75%, 04/16/2031	1,531,796	1,533,665
		4,064,252
Electrical Equipment - 1.04%
Arcline FM Holdings LLC, First Lien Term Loan, 3M SOFR + 7.58%, 09/01/2032	213,238	213,605
DG Investment Intermediate Holdings 2 Inc, First Lien Term Loan, 1M SOFR + 3.75%, 07/09/2032	757,583	761,056
DG INVT INTER HLDGS 2 INC, First Lien Term Loan, 3M SOFR + 5.50%, 07/25/2033	299,173	298,425

	Principal Amount	Value
Electrical Equipment (continued)
Modena Buyer LLC, First Lien Term Loan, 3M SOFR + 4.50%, 07/01/2031	$456,163	$451,114
		1,724,200
Electronic Equipment, Instruments & Components - 0.54%
Project Aurora US Finco Inc, First Lien Term Loan, 3M SOFR + 6.71%, 09/27/2032	188,388	188,976
QNITY ELECTRS INC, First Lien Term Loan, 3M SOFR + 6.23%, 08/12/2032	446,831	447,390
Sanmina Corp, First Lien Term Loan, 3M SOFR + 6.24%, 08/09/2032	266,657	266,658
		903,024
Energy Equipment & Services - 0.66%
Covia Holdings LLC, First Lien Term Loan, 3M SOFR + 7.55%, 02/26/2032	293,371	295,388
Ursa Minor US Bidco LLC aka Rosen, First Lien Term Loan, 3M SOFR + 3.00%, 03/26/2031	804,777	808,499
		1,103,887
Entertainment - 1.32%
Endeavor 1/25 Cov-Lite, First Lien Term Loan, 1M SOFR + 3.00%, 03/24/2032	1,190,202	1,193,028
EP Purcasher, LLC, First Lien Term Loan, 1M SOFR + 3.50%, 11/06/2028	586,593	553,840
EP Purchaser LLC, First Lien Term Loan, 1M SOFR + 4.50%, 0.50% Floor, 11/06/2028	164,014	152,533
Opry Entertainment/OEG, First Lien Term Loan, 1M SOFR + 3.50%, 06/30/2031	295,380	297,596
		2,196,997
Financial Services - 2.19%
Corpay Technologies Operating Company, LLC, First Lien Term Loan, 1M SOFR + 1.75%, 04/28/2028	359,742	359,574
ION Platform Finance US Inc, First Lien Term Loan 09/30/2032(c)	1,221,947	1,214,310
Polaris Newco LLC, First Lien Dollar Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 06/02/2028	961,275	928,501
Shift4 Payments LLC, First Lien Term Loan, 3M SOFR + 2.75%, 06/30/2032	274,104	276,502
Synechron Inc, First Lien Term Loan, 3M SOFR + 3.75%, 10/03/2031	865,650	863,486
		3,642,373
Food Products - 0.78%
FRONERI INTL LTD, First Lien Term Loan, 3M SOFR + 2.50%, 07/16/2032	535,008	534,518
Froneri US, Inc., First Lien Term Loan, 6M SOFR + 2.00%, 09/30/2031	248,582	247,080
Snacking Investments BidCo Pty, Ltd., First Lien Initial US Term Loan, 3M SOFR + 4.00%, 1.00% Floor, 12/18/2026	510,087	513,515
		1,295,113
Gas Utilities - 0.30%
CQP Holdco LP, First Lien Term Loan, 3M SOFR + 2.00%, 0.50% Floor, 12/31/2030	498,750	499,326

Ground Transportation - 0.31%
Genesee & WY Inc, First Lien Term Loan, 3M SOFR + 1.75%, 04/10/2031	508,101	506,688

Health Care Equipment & Supplies - 1.69%
Embecta Corp, TLB, First Lien Term Loan, 1M SOFR + 3.00%, 03/30/2029	844,880	845,729
Hanger Inc., First Lien Term Loan:
1M SOFR + 3.50%, 10/23/2031(b)	7,088	7,112
1M SOFR + 3.50%, 10/23/2031	366,980	368,219
WS Audiology AS, First Lien Term Loan, 3M SOFR + 7.80%, 02/28/2029	1,584,840	1,580,878
		2,801,938
Health Care Providers & Services - 6.53%
Agiliti Health, Inc., First Lien Term Loan, 3M SOFR + 3.00%, 05/01/2030	836,746	804,322
CHG Healthcare Services Inc, First Lien Term Loan, 3M SOFR + 2.75%, 09/29/2028	392,420	392,962
Global Medical Response Inc, First Lien Term Loan, 3M SOFR + 3.50%, 09/01/2032	2,476,442	2,479,983
Heartland Dental LLC, First Lien Term Loan, 3M SOFR + 3.75%, 08/09/2032	692,237	691,895
Inception Holdco Sarl, First Lien Term Loan, 3M SOFR + 8.05%, 09/01/2032	638,062	642,848
MED ParentCo LP, First Lien Term Loan, 1M SOFR + 3.25%, 04/15/2031	270,752	271,617
Medical Solutions Holdings, Inc., First Lien Term Loan, 3M SOFR + 7.91%, 11/01/2028	971,463	748,026
Midwest Physcn Admin Srvcs LLC, First Lien Term Loan, 3M SOFR + 3.00%, 03/12/2028	963,702	900,614

	Principal Amount	Value
Health Care Providers & Services (continued)
ONEX TSG INTERMEDIATE CORP, First Lien Term Loan, 3M SOFR + 3.75%, 07/26/2032	$357,354	$359,716
Pathway Vet Alliance LLC TLA 1L, First Lien Term Loan, 3M SOFR + 5.00%, 06/30/2028	416,670	421,693
Pediatric Associates Holding Co. LLC, First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 12/29/2028	594,282	569,699
R1 RCM 10/24 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.00%, 11/19/2031	235,238	235,428
Radiology Partners Inc, First Lien Term Loan, 3M SOFR + 4.50%, 06/30/2032	1,237,959	1,237,315
Southern Veterinary Partners LLC, First Lien Term Loan, 3M SOFR + 6.37%, 12/04/2031	394,199	393,913
U.S. Anesthesia Partners, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 10/01/2028	409,449	409,385
US Fertility 10/24 Delayed TL 1L, First Lien Term Loan, 3M SOFR + 2.25%, 10/07/2031	12,113	12,158
US Fertility 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 4.50%, 10/07/2031	265,817	266,814
		10,838,388
Health Care Technology - 1.36%
Cotiviti, Inc., First Lien Term Loan, 1M SOFR + 2.75%, 03/28/2032	516,506	508,112
Gainwell Acquisition Corp., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 10/01/2027	1,769,122	1,744,355
		2,252,467
Hotels, Restaurants & Leisure - 6.06%
1011778 BC UNLIMITED LIABILITY CO, First Lien Term Loan, 1M SOFR + 1.75%, 09/23/2030	1,412,142	1,409,197
Alterra Mountain Co, First Lien Term Loan, 1M SOFR + 2.50%, 05/31/2030	98,875	99,184
Bally’s Corp., First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 10/02/2028	1,099,345	1,070,487
BINGO HLDGS I LLC, First Lien Term Loan, 3M SOFR + 8.75%, 06/30/2032	598,568	599,504
Caesars Entertainment, Inc., First Lien Term Loan, 1M SOFR + 2.25%, 0.50% Floor, 02/06/2031	349,114	348,751
Cedar Fair LP, First Lien Term Loan, 1M SOFR + 2.00%, 05/01/2031	137,384	136,697
Entain Holdings Gibraltar Ltd, First Lien Term Loan, 3M SOFR + 2.25%, 10/31/2029	1,130,628	1,131,759
Fertitta Entertainment, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 01/29/2029	1,092,574	1,092,235
Flutter Entertainment Public Limited, First Lien Term Loan, 3M SOFR + 4.32%, 06/04/2032	156,166	156,243
Flynn Restaurant Group LP, First Lien Term Loan, 1M SOFR + 3.75%, 01/28/2032	1,521,075	1,525,235
Herschend Entertainment Co LLC, First Lien Term Loan, 1M SOFR + 3.25%, 05/27/2032	213,802	214,871
Hilton Grand Vacations Borrower, LLC, First Lien Term Loan, 1M SOFR + 2.25%, 01/17/2031	692,924	692,730
MOTION FINCO LLC, First Lien Term Loan, 3M SOFR + 3.50%, 11/12/2029	270,219	243,400
TURQUOISE TOPCO LIMITED, First Lien Term Loan, 3M SOFR + 0.00%, 08/13/2032	672,049	673,312
VOYAGER PARENT LLC, First Lien Term Loan, 3M SOFR + 4.75%, 07/01/2032	661,200	663,352
		10,056,957
Household Durables - 1.39%
ACProducts Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 05/17/2028	1,581,251	1,328,788
Restoration Hardware, Inc. TLB 1L, First Lien Term Loan, 1M SOFR + 2.50%, 10/20/2028	744,186	726,098
Weber-Stephen Products LLC, First Lien Term Loan, 3M SOFR + 7.55%, 09/17/2032	251,183	248,908
		2,303,794
Independent Power and Renewable Electricity Producers - 0.44%
Calpine Corp., First Lien Term Loan, 1M SOFR + 1.75%, 01/31/2031	726,848	726,928

Insurance - 2.26%
Alera Group Inc, First Lien Term Loan, 1M SOFR + 3.25%, 05/31/2032	872,740	876,978
Alera Group Inc, Second Lien Term Loan, 1M SOFR + 5.50%, 05/30/2033	264,621	272,850
Baldwin Insurance Group Holdings LLC, First Lien Term Loan, 1M SOFR + 2.50%, 05/27/2031	386,197	387,002
Hyperion Insurance/Howden 7/24 TLB 1L, First Lien Term Loan, 1M SOFR + 3.50%, 04/18/2030	1,826,619	1,827,185
Hyperion Refinance Sarl, First Lien Term Loan, 1M SOFR + 2.75%, 02/18/2031	142,711	142,879
Truist Insurance 3/24 2nd Lien Cov-Lite, Second Lien Term Loan, 3M SOFR + 4.75%, 05/06/2032	248,730	253,745
		3,760,639

	Principal Amount	Value
Interactive Media & Services - 1.58%
LI Group Holdings, Inc., First Lien 2021 Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 03/11/2028	$470,844	$472,758
Project Boost Purchaser, LLC aka JD Power/Autodata, First Lien Term Loan, 3M SOFR + 3.00%, 07/16/2031	268,248	267,811
Trip.com/TripAdvisor 7/24, First Lien Term Loan, 1M SOFR + 2.75%, 07/08/2031	1,353,675	1,329,986
WH BORROWER LLC, First Lien Term Loan, 3M SOFR + 4.75%, 02/20/2032	550,620	551,908
		2,622,463
IT Services - 1.02%
Endurance Intl Group Hldgs Inc TLB 1L, First Lien Term Loan, 3M SOFR + 3.61%, 02/10/2028(c)	1,526,887	1,106,993
Virtusa Corp., First Lien Term Loan, 1M SOFR + 3.25%, 0.75% Floor, 02/15/2029	598,481	592,496
		1,699,489
Life Sciences Tools & Services - 0.77%
Loire Finco Luxembourg Sa rl TLB, First Lien Term Loan, 3M SOFR + 4.00%, 01/21/2030	880,702	884,225
Phoenix Newco, Inc., First Lien Term Loan, 3M SOFR + 2.50%, 0.50% Floor, 11/15/2028	398,995	399,785
		1,284,010
Machinery - 4.34%
AI Aqua Merger Sub, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 07/31/2028	352,520	353,614
ASP BLADE HLDGS INC, Second Lien Term Loan, 6M SOFR + 4.00%, 10/15/2029	470,434	367,056
Bettcher Industries, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 12/14/2028(c)	1,039,957	1,045,157
Cube Industrials 10/24, First Lien Term Loan, 3M SOFR + 3.25%, 10/17/2031	250,462	251,871
Engineered Machinery Holdings, Inc., First Lien Term Loan, 3M SOFR + 3.50%, 0.75% Floor, 05/19/2028	603,831	607,982
Husky Injection Molding Systems Ltd, First Lien Term Loan, 3M SOFR + 8.67%, 02/15/2029	397,801	399,347
Madison IAQ LLC, First Lien Term Loan, 6M SOFR + 3.25%, 0.50% Floor, 05/06/2032	949,800	955,523
Project Castle, Inc., First Lien Term Loan, 3M SOFR + 5.50%, 06/01/2029	1,299,315	1,081,030
Vertiv Group Corp, First Lien Term Loan, 3M SOFR + 1.75%, 08/12/2032	864,790	866,805
Victory Buyer LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 11/19/2028	1,279,096	1,284,922
		7,213,307
Media - 1.74%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan, 1M SOFR + 2.25%, 02/13/2032	614,612	614,486
American Greetings Corp., First Lien Term Loan, 1M SOFR + 5.75%, 10/30/2029	726,902	730,082
McGraw-Hill Education, Inc., First Lien Term Loan, 3M SOFR + 2.75%, 0.50% Floor, 08/06/2031	237,048	237,400
MJH Healthcare Holdings LLC aka MJH Life Sciences, First Lien Term Loan, 1M SOFR + 3.25%, 01/29/2029	361,188	360,624
MJH Healthcare Holdings LLC, First Lien Term Loan, 3M SOFR + 2.75%, 01/29/2029	951,258	949,774
		2,892,366
Metals & Mining - 0.61%
Arsenal AIC Parent LLC, First Lien Term Loan, 1M SOFR + 2.75%, 08/18/2030	281,452	281,803
SCIH Salt Holdings, Inc., First Lien Incremental B-1 Term Loan, 6M SOFR + 4.00%, 0.75% Floor, 01/31/2029	736,693	738,303
		1,020,106
Mortgage Real Estate Investment Trusts (REITs) - 0.69%
Apollo Commercial Real Estate Finance Inc, First Lien Term Loan, 1M SOFR + 3.25%, 06/13/2030	289,680	291,944
KREF Holdings X LLC, First Lien Term Loan, 3M SOFR + 0.00%, 03/05/2032	252,578	252,473
STARWOOD PPTY MTG LLC, First Lien Term Loan, 3M SOFR + 2.00%, 01/02/2030	309,380	309,962
Starwood Property Mortgage LLC, First Lien Term Loan, 3M SOFR + 6.55%, 08/16/2032	285,132	285,935
		1,140,314
Multiline Retail - 0.17%
Peer Holding III B.V., First Lien Term Loan, 3M SOFR + 6.25%, 09/25/2032	280,196	280,810

	Principal Amount	Value
Oil, Gas & Consumable Fuels - 1.74%
Buckeye Partners LP, First Lien Term Loan, 3M SOFR + 5.85%, 09/27/2032	$83,175	$83,369
COLOSSUS ACQUIRECO LLC, First Lien Term Loan, 3M SOFR + 1.75%, 07/30/2032	1,663,533	1,655,216
Freeport LNG Investments LLLP, First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 12/21/2028	475,517	476,325
GIP Pilot Acquisition Partners LP, First Lien Term Loan, 3M SOFR + 2.00%, 10/04/2030	303,451	303,640
Stonepeak Bayou Holdings LP, First Lien Term Loan, 3M SOFR + 6.73%, 09/24/2032(c)	212,255	212,255
WHITEWATER MATTERHORN HOLDING LLC, First Lien Term Loan, 3M SOFR + 2.25%, 06/16/2032	161,834	161,935
		2,892,740
Passenger Airlines - 1.08%
AAdvantage Loyalty IP, Ltd., First Lien Term Loan, 3M SOFR + 3.25%, 05/28/2032	297,317	298,990
American Airlines, Inc., First Lien 2020 Term Loan, 3M SOFR + 1.75%, 01/29/2027	198,625	198,294
American Airlines, Inc., First Lien Term Loan, 6M SOFR + 2.25%, 02/15/2028	623,181	623,050
VISTA MGMT HLDG INC, First Lien Term Loan, 3M SOFR + 3.75%, 04/01/2031	662,774	668,299
		1,788,633
Pharmaceuticals - 1.78%
Dechra Pharmaceuticals, First Lien Term Loan, 6M SOFR + 3.25%, 01/27/2032	773,705	776,285
OPAL US LLC, First Lien Term Loan, 3M SOFR + 3.50%, 04/23/2032	1,610,920	1,617,163
Padagis LLC, First Lien Initial Term Loan, 3M SOFR + 4.75%, 0.50% Floor, 07/06/2028	630,079	563,921
		2,957,369
Professional Services - 8.58%
AG Group Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 12/29/2028	1,130,119	1,003,829
AlixPartners LLP, First Lien Term Loan, 3M SOFR + 2.00%, 08/12/2032	199,488	198,366
Ankura Consulting Group LLC, First Lien Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 12/29/2031	529,969	527,319
BERKELEY RESH GROUP LLC, First Lien Term Loan, 3M SOFR + 3.25%, 04/30/2032	1,035,600	1,039,194
Camelot US Acquisition LLC, First Lien Term Loan, 1M SOFR + 3.00%, 01/31/2031	750,000	746,250
Cast & Crew LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 12/29/2028	1,235,768	1,122,522
COHNREZNICK ADVISORY LLC, First Lien Term Loan, 3M SOFR + 4.00%, 03/31/2032	509,660	511,255
DTI Holdco Inc, First Lien Term Loan, 1M SOFR + 4.00%, 04/26/2029	238,154	212,852
Eisner Advisory Group LLC, First Lien Term Loan, 1M SOFR + 4.00%, 02/28/2031	489,305	492,862
Element Materials Technology Group Holdings, First Lien Term Loan, 3M SOFR + 4.25%, 07/06/2029	905,255	912,470
First Advantage Holdings LL, First Lien Term Loan, 1M SOFR + 2.75%, 10/31/2031	693,712	678,755
Grant Thornton Advisors LLC, First Lien Term Loan, 1M SOFR + 3.00%, 05/30/2031	226,725	226,657
Lereta, LLC, First Lien Term Loan, 1M SOFR + 5.25%, 07/30/2028	421,448	379,010
Mermaid Bidco Inc aka Datasite TL 1L, First Lien Term Loan, 3M SOFR + 3.25%, 06/27/2031	731,820	731,974
Perficient/Plano 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.50%, 10/02/2031(c)	591,623	579,790
Ryan LLC., First Lien Term Loan, 3M SOFR + 3.50%, 11/08/2030	514,686	516,343
Secretariat Advisors LLC, First Lien Term Loan, 3M SOFR + 4.00%, 02/27/2032	257,239	258,044
Thevelia US LLC, First Lien Term Loan, 3M SOFR + 3.00%, 0.50% Floor, 06/18/2029	1,193,924	1,194,670
Trans Union LLC, First Lien Term Loan, 1M SOFR + 1.75%, 06/24/2031	666,003	666,212
TTF Holdings LLC, First Lien Term Loan, 6M SOFR + 3.75%, 07/18/2031	1,013,332	962,666
Vaco Holdings, LLC, First Lien Term Loan, 3M SOFR + 5.00%, 01/22/2029	1,261,788	1,090,096
VT Topco, Inc. 12/24 1L, First Lien Term Loan, 3M SOFR + 3.00%, 08/09/2030	203,519	197,604
		14,248,740
Semiconductors & Semiconductor Equipment - 0.72%
Altar Bidco, Inc., First Lien Term Loan, 3M SOFR + 3.10%, 0.50% Floor, 02/01/2029	744,231	745,083
MKS, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 0.50% Floor, 08/17/2029	454,386	455,285
		1,200,368
Software - 18.65%
Avalara, Inc., First Lien Term Loan, 3M SOFR + 2.75%, 03/29/2032	975,658	977,145
BEP Intermediate Holdco, First Lien Term Loan, 1M SOFR + 2.75%, 04/28/2031	318,376	319,969
BMC Software 7/24 2nd Lien TL, Second Lien Term Loan, 3M SOFR + 5.75%, 07/02/2032	1,100,959	1,075,158
Boost Newco Borrower LLC, First Lien Term Loan, 3M SOFR + 2.00%, 01/31/2031	1,262,516	1,265,805

	Principal Amount	Value
Software (continued)
Boxer Parent Co., Inc., First Lien Term Loan, 3M SOFR + 3.00%, 07/30/2031	$1,578,052	$1,577,310
Central Parent LLC, First Lien Term Loan, 3M SOFR + 3.25%, 07/06/2029	1,119,582	971,288
Cloud Software Group Inc, First Lien Term Loan:
3M SOFR + 3.25%, 08/13/2032	385,445	387,337
3M SOFR + 3.25%, 08/13/2032	844,955	848,508
Cloudera, Inc., First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/08/2028	876,842	864,966
Conga Corp., First Lien Term Loan, 3M SOFR + 3.50%, 0.75% Floor, 05/08/2028	302,473	299,448
Connectwise, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 0.50% Floor, 09/29/2028	592,308	594,159
Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/16/2028	1,638,076	1,582,029
Delta Topco, Inc., First Lien Term Loan, 1M SOFR + 2.75%, 11/30/2029	714,727	707,894
Disco Parent Inc, First Lien Term Loan, 12M CME TERM + 3.25%, 08/06/2032	179,309	180,205
Finastra USA Inc, First Lien Term Loan, 3M SOFR + 4.00%, 07/30/2032	1,014,757	1,011,677
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M SOFR + 4.00%, 02/18/2027	1,308,635	1,301,006
Help/Systems Holdings, Inc., First Lien Seventh Amendment Refinancing Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 11/19/2026	743,939	705,302
Idera INC, First Lien Term Loan, 3M SOFR + 3.50%, 03/02/2028	1,048,705	922,860
Infoblox 4/24 2nd lien TL 1L, Second Lien Term Loan, 1M SOFR + 5.25%, 11/29/2030	871,931	871,386
IVANTI SOFTWARE INC, First Lien Term Loan, 3M SOFR + 5.75%, 06/01/2029	122,323	126,069
Ivanti Software, Inc., First Lien Term Loan:
3M SOFR + 11.79%, 06/01/2029	481,634	224,261
3M SOFR + 4.75%, 06/01/2029	244,140	203,979
Magenta Security Holdings, LLC First Out TL 1L, First Lien Term Loan, 3M SOFR + 6.75%, 07/27/2028	881,203	725,032
Magenta Security Holdings, LLC Third Out 1L TL, First Lien Term Loan, 6M SOFR + 6.25%, 07/27/2028	166,365	34,267
McAfee Corp., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 03/01/2029	872,757	836,211
Mitnick Corporate Purchaser Inc., First Lien Term Loan, 3M SOFR + 4.50%, 05/02/2029	378,396	276,465
Perforce Software, Inc., First Lien Term Loan, 1M SOFR + 4.75%, 07/02/2029	1,388,557	1,281,958
Project Alpha (Qlik), First Lien Term Loan, 3M SOFR + 3.75%, 10/26/2030	1,769,498	1,776,434
Project Alpha (Qlik), Second Lien Term Loan, 3M SOFR + 5.00%, 05/09/2033	223,105	221,989
Project Leopard Holdings, Inc., First Lien Term Loan, 3M SOFR + 5.25%, 0.50% Floor, 07/20/2029	1,145,961	1,036,854
Proofpoint Inc, First Lien Term Loan, 3M SOFR + 3.00%, 08/31/2028	498,734	501,313
Quartz Acquired, LLC, First Lien Term Loan, 3M SOFR + 2.25%, 06/28/2030	1,451,310	1,450,106
Rithum Holdings Inc, First Lien Term Loan, 3M SOFR + 4.75%, 07/21/2031	517,800	518,287
Rocket Software, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 0.50% Floor, 11/28/2028	347,380	348,539
SciQuest 10/24 2nd Lien, Second Lien Term Loan, 3M SOFR + 5.00%, 12/06/2032	696,000	696,435
Sophos Intermediate II, Ltd., First Lien Term Loan, 1M SOFR + 3.50%, 03/05/2027	1,039,764	1,042,431
SS&C Technologies, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 05/09/2031	339,535	340,762
STARLIGHT PARENT LLC, First Lien Term Loan, 3M SOFR + 4.00%, 04/16/2032	753,311	741,070
Storable Inc, First Lien Term Loan, 1M SOFR + 3.25%, 04/16/2031	254,720	255,888
Vision Solutions, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 04/24/2028	1,128,066	1,093,096
Webpros Luxembourg Sarl, First Lien Term Loan, 1M SOFR + 3.75%, 03/28/2031	259,633	261,095
Zuora 12/24 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.50%, 02/14/2032	520,000	517,335
		30,973,328
Specialized REITs - 0.24%
Iron Mountain Information Management LLC, First Lien Term Loan, 1M SOFR + 2.00%, 01/31/2031	395,586	396,327

Specialty Retail - 3.15%
APRO LLC, First Lien Term Loan, 1M SOFR + 3.75%, 07/09/2031	318,280	318,519
Beach Acquisition Bidco LLC, First Lien Term Loan, 3M SOFR + 3.25%, 06/28/2032	214,820	216,119
EG America LLC, First Lien Term Loan, 3M SOFR + 3.50%, 02/07/2028	1,109,149	1,116,969
Great Outdoors Group LLC, First Lien Term Loan, 1M SOFR + 3.25%, 0.75% Floor, 01/23/2032	760,568	761,138
Mavis Tire Express Services Topco Corp., First Lien Term Loan, 3M SOFR + 3.00%, 0.75% Floor, 05/04/2028	350,026	350,390
RVR Dealership Holdings LLC, First Lien Term Loan, 3M SOFR + 3.75%, 0.75% Floor, 02/08/2028	1,186,958	1,124,809

	Principal Amount	Value
Specialty Retail (continued)
Spencer Spirit IH LLC, First Lien Term Loan, 1M SOFR + 4.75%, 07/15/2031	$716,195	$717,391
StubHub Holdco Sub LLC, First Lien Term Loan, 1M SOFR + 4.75%, 03/15/2030	637,396	633,412
		5,238,747
Technology Hardware, Storage & Peripherals - 0.52%
SanDisk 12/24 Cov-Lite, First Lien Term Loan, 1M SOFR + 3.00%, 02/20/2032	857,286	859,969

Textiles, Apparel & Luxury Goods - 0.71%
Cengage Learning, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 1.00% Floor, 03/24/2031	1,182,023	1,180,422

Thrifts & Mortgage Finance - 3.29%
ACCESS CIG LLC, First Lien Term Loan, 3M SOFR + 4.00%, 08/15/2030	332,608	334,018
Ahead 7/24 TLB3 1L, First Lien Term Loan, 3M SOFR + 2.75%, 02/01/2031	324,179	324,970
Asurion LLC, Second Lien Term Loan, 1M SOFR + 5.25%, 01/31/2028	543,150	530,250
Dcert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan, 1M SOFR + 7.00%, 02/19/2029	1,625,691	1,483,443
Fortress Intermediate 3 Inc, First Lien Term Loan, 1M SOFR + 3.00%, 06/27/2031	1,098,123	1,104,986
Go Daddy Oper Co LLC, First Lien Term Loan, 1M SOFR + 1.75%, 05/30/2031	408,825	408,618
Skopima Consilio Parent, LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 05/12/2028	477,575	406,985
World Wide Technology Holding Co LLC TLB, First Lien Term Loan, 1M SOFR + 2.00%, 03/01/2030	860,642	864,408
		5,457,678
Trading Companies & Distributors - 1.97%
Avolon TLB Borrower 1 (US), First Lien Term Loan, 1M SOFR + 1.75%, 06/22/2030	644,517	645,412
Kodiak Building Partners, First Lien Term Loan, 3M SOFR + 3.75%, 12/04/2031	899,741	896,992
MRC Global 10/24 TLB, First Lien Term Loan, 1M SOFR + 3.50%, 10/29/2031(c)	718,687	720,484
Park River Holdings, Inc., First Lien Initial Term Loan, 3M SOFR + 3.25%, 0.75% Floor, 12/28/2027	469,612	470,199
QXO Building Products, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 04/30/2032	183,003	184,743
White Cap Buyer LLC, First Lien Term Loan, 1M SOFR + 3.25%, 10/19/2029	349,105	349,571
		3,267,401
TOTAL FLOATING RATE LOAN INTERESTS
(Cost $193,316,276)		190,510,597

COLLATERALIZED LOAN OBLIGATION SECURITIES - 9.99%
Consumer Finance - 1.21%
Octagon 75, Ltd., 3M SOFR + 4.95%, 01/22/2038(c)(d)	1,500,000	1,504,805
Parallel 2021-2, Ltd., 3M SOFR + 7.46%, 10/20/2034(c)(d)	500,000	499,121
		2,003,926
Financial Services - 8.78%
Bain Capital Credit CLO 2022-3, Ltd., 3M SOFR + 3.70%, 07/17/2035(c)(d)	1,620,000	1,628,955
Carval Clo VIII-C, Ltd., 3M SOFR + 6.15%, 10/22/2037(c)(d)	1,000,000	999,904
Cedar Funding XIV CLO, Ltd., 3M SOFR + 7.39%, 10/15/2037(c)(d)	1,375,000	1,390,349
Columbia Cent CLO 34, Ltd., 3M SOFR + 6.85%, 01/25/2038(c)(d)	1,500,000	1,533,125
Magnetite XXXV, Ltd., 3M SOFR + 4.00%, 10/25/2036(c)(d)	1,000,000	1,002,791
Midocean Credit Clo XXI, 3M SOFR + 5.00%, 10/20/2038(c)(d)	1,000,000	1,005,000
New Mountain CLO 1, Ltd., 3M SOFR + 5.25%, 01/15/2038(c)(d)	1,000,000	1,004,298
OCP CLO 2021-21, Ltd., 3M SOFR + 4.70%, 01/20/2038(c)(d)	1,000,000	1,004,244
Park Avenue Institutional Advisers CLO, Ltd. 2022-1, 3M SOFR + 7.29%, 04/20/2035(c)(d)	1,000,000	1,002,626
Regatta XVIII Funding, Ltd., 3M SOFR + 4.70%, 04/15/2038(c)(d)	1,000,000	1,004,452
Romark CLO - IV, Ltd., 3M SOFR + 7.21%, 07/10/2034(c)(d)	1,000,000	1,000,050
RR 19, Ltd., 3M SOFR + 4.70%, 04/15/2040(c)(d)	1,000,000	1,004,900

	Principal Amount	Value
Financial Services (continued)
Sixth Street CLO XIV, Ltd., 3M SOFR + 4.65%, 01/20/2038(c)(d)	$1,000,000	$1,006,524
		14,587,218
TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $16,474,009)		16,591,144

CORPORATE BONDS - 21.27%
Aerospace & Defense - 0.79%
AAR Escrow Issuer LLC, 6.750%, 03/15/2029(d)	242,000	249,294
Bombardier, Inc., 7.450%, 05/01/2034(d)	362,000	400,726
BWX Technologies, Inc.:
4.125%, 06/30/2028(d)	90,000	87,932
4.125%, 04/15/2029(d)	148,000	143,415
TransDigm, Inc.:
6.375%, 03/01/2029(d)	358,000	366,467
6.375%, 05/31/2033(d)	70,000	70,962
		1,318,796
Air Freight & Logistics - 0.21%
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.875%, 09/20/2031(d)	344,000	349,204

Auto Components - 0.06%
ZF North America Capital, Inc., 6.875%, 04/23/2032(d)	100,000	95,810

Automobile Components - 0.41%
Forvia SE, 8.000%, 06/15/2030(d)	172,000	182,205
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032(d)	292,000	306,543
Goodyear Tire & Rubber Co., 6.625%, 07/15/2030	124,000	125,915
Tenneco, Inc., 8.000%, 11/17/2028(d)	60,000	60,153
		674,816
Automobiles - 0.20%
Adient Global Holdings, Ltd., 7.500%, 02/15/2033(d)	30,000	31,087
Aston Martin Capital Holdings, Ltd., 10.000%, 03/31/2029(d)	310,000	303,799
		334,886
Broadline Retail - 0.13%
Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	64,000	56,191
Rakuten Group, Inc., 9.750%, 04/15/2029(d)	146,000	164,303
		220,494
Building Products - 0.12%
Griffon Corp., 5.750%, 03/01/2028	200,000	200,235

Capital Markets - 0.43%
AG Issuer LLC, 6.250%, 03/01/2028(d)	50,000	50,134
Aretec Group, Inc., 10.000%, 08/15/2030(d)	50,000	54,538
Jane Street Group / JSG Finance, Inc.:
7.125%, 04/30/2031(d)	40,000	41,987
6.750%, 05/01/2033(d)	108,000	112,257
Jefferies Finance LLC / JFIN Co.-Issuer Corp.:
5.000%, 08/15/2028(d)	50,000	48,349
6.625%, 10/15/2031(d)	20,000	20,149
Osaic Holdings, Inc., 6.750%, 08/01/2032(d)	20,000	20,673
Prospect Capital Corp., 3.437%, 10/15/2028	80,000	72,053
Stonex Escrow Issuer LLC, 6.875%, 07/15/2032(d)	110,000	113,313

	Principal Amount	Value
Capital Markets (continued)
StoneX Group, Inc., 7.875%, 03/01/2031(d)	$177,000	$186,280
		719,733
Chemicals - 0.37%
Cerdia Finanz GmbH, 9.375%, 10/03/2031(d)	20,000	21,225
Chemours Co.:
4.630%, 11/15/2029(d)	192,000	173,629
8.000%, 01/15/2033(d)	120,000	119,448
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 06/15/2028(d)	120,000	119,899
INEOS Quattro Finance 2 PLC, 9.625%, 03/15/2029(d)	50,000	49,538
Solstice Advanced Materials, Inc., 5.625%, 09/30/2033(d)	58,000	58,228
Tronox, Inc., 4.625%, 03/15/2029(d)	99,000	64,674
		606,641
Commercial Services & Supplies - 0.50%
Cimpress PLC, 7.375%, 09/15/2032(d)	140,000	139,687
Clean Harbors, Inc., 5.750%, 10/15/2033(d)	48,000	48,457
Deluxe Corp., 8.000%, 06/01/2029(d)	190,000	189,739
Enviri Corp., 5.750%, 07/31/2027(d)	167,000	165,799
Pitney Bowes, Inc., 7.250%, 03/15/2029(d)	205,000	208,486
RR Donnelley & Sons Co., 9.500%, 08/01/2029(d)	80,000	82,063
		834,231
Communications Equipment - 0.07%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C, 7.875%, 02/03/2030(d)	10,000	10,317
Viavi Solutions, Inc., 3.750%, 10/01/2029(d)	110,000	104,093
		114,410
Construction & Engineering - 0.23%
AECOM, 6.000%, 08/01/2033(d)	110,000	112,553
Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032(d)	104,000	105,165
Tutor Perini Corp., 11.880%, 04/30/2029(d)	148,000	165,891
		383,609
Construction Materials - 0.06%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031(d)	100,000	105,693

Consumer Finance - 1.98%
Ally Financial, Inc., 6.700%, 02/14/2033	160,000	166,756
Atlanticus Holdings Corp., 9.750%, 09/01/2030(d)	140,000	139,230
Azorra Finance, Ltd., 7.250%, 01/15/2031(d)	68,000	70,978
Credit Acceptance Corp., 6.625%, 03/15/2030(d)	90,000	90,318
Encore Capital Group, Inc., 6.625%, 04/15/2031(d)	124,000	123,717
Enova International, Inc., 9.125%, 08/01/2029(d)	320,000	336,329
FirstCash, Inc., 4.630%, 09/01/2028(d)	497,000	487,703
goeasy, Ltd.:
9.250%, 12/01/2028(d)	111,000	115,927
7.625%, 07/01/2029(d)	222,000	225,144
6.875%, 05/15/2030(d)	250,000	248,940
6.875%, 02/15/2031(d)	10,000	9,695
Jefferson Capital Holdings LLC, 8.250%, 05/15/2030(d)	60,000	62,802
Navient Corp.:
4.880%, 03/15/2028	43,000	42,193
5.500%, 03/15/2029	39,000	38,263
9.380%, 07/25/2030	347,000	383,809
7.875%, 06/15/2032	95,000	100,083

	Principal Amount	Value
Consumer Finance (continued)
OneMain Finance Corp.:
6.625%, 05/15/2029	$7,000	$7,204
6.125%, 05/15/2030	60,000	60,806
6.500%, 03/15/2033	30,000	30,085
PRA Group, Inc., 8.380%, 02/01/2028(d)	14,000	14,331
PROG Holdings, Inc., 6.000%, 11/15/2029(d)	150,000	147,437
SLM Corp., 6.500%, 01/31/2030	88,000	91,773
Synchrony Financial, 7.250%, 02/02/2033	273,000	291,456
		3,284,979
Containers & Packaging - 0.44%
Cascades, Inc./Cascades USA, Inc.:
5.380%, 01/15/2028(d)	45,000	44,760
6.750%, 07/15/2030(d)	132,000	134,557
Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2027(d)	140,000	141,547
Owens-Brockway Glass Container, Inc., 7.375%, 06/01/2032(d)	261,000	263,853
TriMas Corp., 4.125%, 04/15/2029(d)	151,000	146,510
		731,227
Diversified Consumer Services - 0.14%
Adtalem Global Education, Inc., 5.500%, 03/01/2028(d)	117,000	116,711
Carriage Services, Inc., 4.250%, 05/15/2029(d)	110,000	104,311
Service Corp. International, 3.375%, 08/15/2030	10,000	9,275
		230,297
Diversified Financial Services - 0.10%
Burford Capital Global Finance LLC, 7.500%, 07/15/2033(d)	170,000	173,204

Diversified REITs - 0.07%
RHP Hotel Properties LP / RHP Finance Corp.:
4.500%, 02/15/2029(d)	100,000	98,155
6.500%, 06/15/2033(d)	18,000	18,550
		116,705
Diversified Telecommunication Services - 0.17%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.:
5.875%, 08/15/2027(d)	13,000	12,995
10.000%, 02/15/2031(d)	172,000	171,877
Viasat, Inc., 7.500%, 05/30/2031(d)	61,000	57,318
Virgin Media Finance PLC, 5.000%, 07/15/2030(d)	51,000	47,414
		289,604
Electric Utilities - 0.01%
Leeward Renewable Energy Operations LLC, 4.250%, 07/01/2029(d)	23,000	21,755

Electrical Equipment - 0.15%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.000%, 05/21/2030(d)	60,000	62,208
Sensata Technologies BV, 4.000%, 04/15/2029(d)	200,000	192,172
		254,380
Electronic Equipment, Instruments & Components - 0.06%
Crane NXT Co., 4.200%, 03/15/2048	17,000	11,237
Qnity Electronics, Inc.:
5.750%, 08/15/2032(d)	48,000	48,426
6.250%, 08/15/2033(d)	33,000	33,741
		93,404
Energy Equipment & Services - 1.07%
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.500%, 10/01/2030(d)	50,000	53,022
Precision Drilling Corp., 6.875%, 01/15/2029(d)	140,000	140,856

	Principal Amount	Value
Energy Equipment & Services (continued)
Tidewater, Inc., 9.125%, 07/15/2030(d)	$195,000	$209,260
TRANSOCEAN INC RIG 7 7/8 10/15/32 10/15/2032	1,000	1,000
Transocean International, Ltd.:
8.000%, 02/01/2027(d)	60,000	59,962
8.250%, 05/15/2029(d)	373,000	368,038
8.500%, 05/15/2031(d)	10,000	9,808
USA Compression Partners LP / USA Compression Finance Corp.:
7.125%, 03/15/2029(d)	415,000	428,290
6.250%, 10/01/2033(d)	36,000	36,160
Valaris, Ltd., 8.380%, 04/30/2030(d)	380,000	394,649
Viridien, 10.000%, 10/15/2030(d)	74,000	76,125
		1,777,170
Entertainment - 0.10%
Live Nation Entertainment, Inc., 3.750%, 01/15/2028(d)	10,000	9,782
Warnermedia Holdings, Inc., 4.279%, 03/15/2032	164,000	150,470
		160,252
Equipment Leasing - 0.01%
United Rentals North America, Inc., 4.000%, 07/15/2030	10,000	9,574

Financial Services - 0.64%
Burford Capital Global Finance LLC, 6.875%, 04/15/2030(d)	62,000	62,376
Freedom Mortgage Corp., 12.250%, 10/01/2030(d)	92,000	102,708
Freedom Mortgage Holdings LLC:
9.125%, 05/15/2031(d)	50,000	53,240
8.375%, 04/01/2032(d)	48,000	50,351
Park River Holdings, Inc., 8.000%, 03/15/2031(d)	32,000	32,427
PennyMac Financial Services, Inc.:
6.875%, 05/15/2032(d)	57,000	59,108
6.750%, 02/15/2034(d)	344,000	351,190
Rfna LP, 7.875%, 02/15/2030(d)	10,000	10,198
TrueNoord Capital DAC, 8.750%, 03/01/2030(d)	50,000	53,174
UWM Holdings LLC, 6.625%, 02/01/2030(d)	50,000	50,908
Weatherford International, Ltd., 6.750%, 10/15/2033(d)	229,000	229,302
		1,054,982
Food & Staples Retailing - 0.03%
United Natural Foods, Inc., 6.750%, 10/15/2028(d)	54,000	54,163

Food Products - 0.11%
Post Holdings, Inc., 4.500%, 09/15/2031(d)	186,000	173,956

Gas Utilities - 0.37%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.500%, 06/01/2030(d)	98,000	102,678
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/2031(d)	242,000	230,417
Superior Plus LP / Superior General Partner, Inc., 4.500%, 03/15/2029(d)	193,000	186,355
Venture Global Plaquemines LNG LLC:
6.500%, 01/15/2034(d)	61,000	64,250
6.750%, 01/15/2036(d)	31,000	32,947
		616,647
Ground Transportation - 0.40%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.:
8.250%, 01/15/2030(d)	378,000	392,424
8.375%, 06/15/2032(d)	100,000	104,679

	Principal Amount	Value
Ground Transportation (continued)
Hertz Corp.:
4.625%, 12/01/2026(d)	$71,000	$69,924
12.625%, 07/15/2029(d)	33,000	35,016
5.000%, 12/01/2029(d)	82,000	65,492
		667,535
Health Care Equipment & Supplies - 0.21%
Hologic Inc Holx 4 5/8 02/01/28, 4.625%, 02/01/2028(d)	359,000	356,636

Health Care Providers & Services - 0.63%
AdaptHealth LLC, 4.625%, 08/01/2029(d)	87,000	82,368
CHS/Community Health Systems, Inc.:
6.875%, 04/15/2029(d)	222,000	176,694
6.125%, 04/01/2030(d)	60,000	43,573
DaVita, Inc., 4.625%, 06/01/2030(d)	297,000	284,882
Encompass Health Corp.:
4.500%, 02/01/2028	290,000	287,783
4.625%, 04/01/2031	72,000	70,108
Global Medical Response, Inc., 7.375%, 10/01/2032(d)	48,000	49,437
MPH Acquisition Holdings LLC, 5.750%, 12/31/2030(d)	50,000	43,699
		1,038,544
Health Care REITs - 0.53%
Diversified Healthcare Trust:
4.750%, 02/15/2028	360,000	343,502
7.250%, 10/15/2030(d)	25,000	25,439
MPT Operating Partnership LP / MPT Finance Corp.:
4.625%, 08/01/2029	347,000	289,863
3.500%, 03/15/2031	300,000	220,903
		879,707
Hotel & Resort REITs - 0.06%
Service Properties Trust, 4.375%, 02/15/2030	120,000	102,105

Hotels, Restaurants & Leisure - 0.68%
1011778 BC ULC / New Red Finance, Inc., 3.875%, 01/15/2028(d)	60,000	58,646
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 01/15/2029(d)	70,000	66,679
Great Canadian Gaming Corp./Raptor LLC, 8.750%, 11/15/2029(d)	50,000	49,479
Hilton Domestic Operating Co., Inc.:
3.750%, 05/01/2029(d)	201,000	193,504
4.000%, 05/01/2031(d)	10,000	9,471
5.750%, 09/15/2033(d)	162,000	164,280
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.:
5.000%, 06/01/2029(d)	50,000	48,120
4.875%, 07/01/2031(d)	20,000	18,679
Travel + Leisure Co.:
4.625%, 03/01/2030(d)	62,000	59,804
6.125%, 09/01/2033(d)	63,000	62,866
Voyager Parent LLC, 9.250%, 07/01/2032(d)	83,000	87,827
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027(d)	200,000	199,924
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.125%, 02/15/2031(d)	100,000	107,717
		1,126,996
Household Durables - 0.52%
Beazer Homes USA, Inc., 7.500%, 03/15/2031(d)	113,000	114,647
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.000%, 06/15/2029(d)	50,000	47,694
Century Communities, Inc., 6.625%, 09/15/2033(d)	73,000	73,694
M/I Homes, Inc., 3.950%, 02/15/2030	36,000	34,468
Somnigroup International, Inc., 4.000%, 04/15/2029(d)	406,000	390,218
Taylor Morrison Communities, Inc., 5.750%, 01/15/2028(d)	160,000	162,369

	Principal Amount	Value
Household Durables (continued)
Tri Pointe Homes, Inc., 5.700%, 06/15/2028	$45,000	$45,949
		869,039
Industrial Conglomerates - 0.30%
Dcli Bidco LLC, 7.750%, 11/15/2029(d)	50,000	52,036
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
9.750%, 01/15/2029	37,000	37,388
10.000%, 11/15/2029(d)	371,000	373,103
9.000%, 06/15/2030	32,000	30,882
		493,409
Insurance - 0.06%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.875%, 11/01/2029(d)	60,000	62,667
Nassau Cos. of New York, 7.875%, 07/15/2030(d)	43,000	43,953
		106,620
Interactive Media & Services - 0.12%
Dotdash Meredith, Inc., 7.625%, 06/15/2032(d)	20,000	19,831
Match Group Holdings II LLC, 6.125%, 09/15/2033(d)	28,000	28,268
ZipRecruiter, Inc., 5.000%, 01/15/2030(d)	180,000	145,073
		193,172
IT Services - 0.12%
CoreWeave, Inc., 9.000%, 02/01/2031(d)	193,000	198,043

Life Sciences Tools & Services - 0.04%
Star Parent, Inc., 9.000%, 10/01/2030(d)	60,000	63,507

Machinery - 0.38%
Allison Transmission, Inc., 3.750%, 01/30/2031(d)	380,000	351,366
JB Poindexter & Co., Inc., 8.750%, 12/15/2031(d)	50,000	52,430
Park-Ohio Industries, Inc., 8.500%, 08/01/2030(d)	50,000	51,879
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029(d)	184,000	178,939
		634,614
Marine Transportation - 0.04%
Stena International SA, 7.250%, 01/15/2031(d)	60,000	61,224

Media - 0.86%
AMC Networks, Inc., 4.250%, 02/15/2029	2,000	1,742
Clear Channel Outdoor Holdings, Inc.:
7.750%, 04/15/2028(d)	183,000	182,830
7.500%, 06/01/2029(d)	70,000	68,064
CSC Holdings LLC:
11.750%, 01/31/2029(d)	105,000	88,365
6.500%, 02/01/2029(d)	100,000	73,996
5.750%, 01/15/2030(d)	15,000	5,729
EchoStar Corp., 10.750%, 11/30/2029	185,667	204,410
Gray Media, Inc.:
4.750%, 10/15/2030(d)	250,000	192,187
9.625%, 07/15/2032(d)	90,000	92,026
Lamar Media Corp.:
3.750%, 02/15/2028	10,000	9,731
5.375%, 11/01/2033(d)	219,000	217,663
Nexstar Media, Inc., 4.750%, 11/01/2028(d)	54,000	52,751
Sinclair Television Group, Inc., 5.500%, 03/01/2030(d)	44,000	37,565
Univision Communications, Inc., 8.500%, 07/31/2031(d)	200,000	206,694
		1,433,753

	Principal Amount	Value
Metals & Mining - 0.74%
Cleveland-Cliffs, Inc.:
7.500%, 09/15/2031(d)	$121,000	$124,802
7.375%, 05/01/2033(d)	46,000	46,997
7.625%, 01/15/2034(d)	94,000	96,920
Compass Minerals International, Inc., 8.000%, 07/01/2030(d)	83,000	86,820
Fortescue Treasury Pty, Ltd.:
4.375%, 04/01/2031(d)	10,000	9,555
6.125%, 04/15/2032(d)	10,000	10,341
Iamgold Corp, 5.750%, 10/15/2028(d)	10,000	9,996
Mineral Resources, Ltd.:
9.250%, 10/01/2028(d)	111,000	116,445
8.500%, 05/01/2030(d)	113,000	117,632
7.000%, 04/01/2031(d)	180,000	182,442
New Gold, Inc., 6.875%, 04/01/2032(d)	200,000	209,648
SunCoke Energy, Inc., 4.880%, 06/30/2029(d)	130,000	121,624
Taseko Mines, Ltd., 8.250%, 05/01/2030(d)	88,000	93,315
		1,226,537
Mortgage Real Estate Investment Trusts (REITs) - 0.76%
Apollo Commercial Real Estate Finance, Inc., 4.625%, 06/15/2029(d)	140,000	134,654
Arbor Realty SR, Inc., 7.875%, 07/15/2030(d)	83,000	87,305
Rithm Capital Corp.:
8.000%, 04/01/2029(d)	294,000	301,155
8.000%, 07/15/2030(d)	181,000	185,454
Starwood Property Trust, Inc.:
4.380%, 01/15/2027(d)	136,000	134,945
7.250%, 04/01/2029(d)	28,000	29,436
6.000%, 04/15/2030(d)	210,000	213,362
5.750%, 01/15/2031	169,000	169,106
		1,255,417
Office REITs - 0.14%
Brandywine Operating Partnership LP, 8.875%, 04/12/2029	210,000	228,120

Oil, Gas & Consumable Fuels - 3.06%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.630%, 06/15/2029(d)	110,000	116,521
Antero Midstream Partners LP / Antero Midstream Finance Corp.:
5.375%, 06/15/2029(d)	30,000	29,912
5.750%, 10/15/2033(d)	87,000	86,669
Baytex Energy Corp., 8.500%, 04/30/2030(d)	260,000	267,527
BKV Upstream Midstream LLC, 7.500%, 10/15/2030(d)	34,000	34,001
Buckeye Partners LP, 6.750%, 02/01/2030(d)	10,000	10,394
California Resources Corp.:
8.250%, 06/15/2029(d)	222,000	231,687
7.000%, 01/15/2034(d)	120,000	119,249
Civitas Resources, Inc., 9.625%, 06/15/2033(d)	101,000	106,758
CNX Resources Corp., 6.000%, 01/15/2029(d)	398,000	398,452
Comstock Resources, Inc., 6.750%, 03/01/2029(d)	95,000	94,911
CVR Energy, Inc., 8.500%, 01/15/2029(d)	369,000	377,420
Delek Logistics Partners LP / Delek Logistics Finance Corp.:
8.630%, 03/15/2029(d)	266,000	277,584
7.375%, 06/30/2033(d)	183,000	186,231
Energean PLC, 6.500%, 04/30/2027(d)	70,000	69,759
Gulfport Energy Operating Corp., 6.750%, 09/01/2029(d)	248,000	254,806
Harvest Midstream I LP, 7.500%, 05/15/2032(d)	10,000	10,248
Hess Midstream Operations LP:
5.875%, 03/01/2028(d)	210,000	214,201
5.130%, 06/15/2028(d)	353,000	352,877
4.250%, 02/15/2030(d)	70,000	67,905

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP / Hilcorp Finance Co.:
6.000%, 02/01/2031(d)	$50,000	$48,341
6.250%, 04/15/2032(d)	80,000	76,803
8.375%, 11/01/2033(d)	50,000	52,548
Karoon USA Finance, Inc., 10.500%, 05/14/2029(d)	106,000	110,993
Kraken Oil & Gas Partners LLC, 7.625%, 08/15/2029(d)	50,000	49,600
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032(d)	146,000	149,938
Murphy Oil Corp., 6.000%, 10/01/2032	30,000	29,617
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.130%, 02/15/2029(d)	50,000	51,303
Northern Oil & Gas, Inc., 8.750%, 06/15/2031(d)	35,000	36,202
PBF Holding Co. LLC / PBF Finance Corp.:
9.875%, 03/15/2030(d)	306,000	320,958
7.875%, 09/15/2030(d)	78,000	77,079
Sunoco LP, 7.000%, 05/01/2029(d)	60,000	62,168
Sunoco LP / Sunoco Finance Corp., 4.500%, 05/15/2029	387,000	377,819
Talos Production, Inc., 9.375%, 02/01/2031(d)	269,000	280,384
Wildfire Intermediate Holdings LLC, 7.500%, 10/15/2029(d)	50,000	50,644
		5,081,509
Personal Care Products - 0.15%
HLF Financing Sarl LLC / Herbalife International, Inc., 4.875%, 06/01/2029(d)	275,000	243,166

Pharmaceuticals - 0.04%
Prestige Brands, Inc., 3.750%, 04/01/2031(d)	70,000	64,528

Professional Services - 0.13%
Clarivate Science Holdings Corp., 4.875%, 07/01/2029(d)	80,000	75,675
Science Applications International Corp., 4.880%, 04/01/2028(d)	140,000	138,704
		214,379
Real Estate Management & Development - 0.21%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.750%, 01/15/2029(d)	57,000	54,996
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 08/01/2033(d)	53,000	53,503
Five Point Operating Co. LP, 8.000%, 10/01/2030(d)	20,000	20,308
Howard Hughes Corp., 4.125%, 02/01/2029(d)	235,000	225,631
		354,438
Semiconductors & Semiconductor Equipment - 0.55%
AMS-OSRAM AG, 12.250%, 03/30/2029(d)	274,000	295,120
Kioxia Holdings Corp.:
6.250%, 07/24/2030(d)	175,000	178,699
6.625%, 07/24/2033(d)	427,000	439,449
		913,268
Software - 0.73%
Cloud Software Group, Inc.:
6.500%, 03/31/2029(d)	250,000	252,530
6.630%, 08/15/2033(d)	35,000	35,665
Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028(d)	84,000	84,445
Fair Isaac Corp., 4.000%, 06/15/2028(d)	618,000	601,761
Open Text Holdings, Inc., 4.125%, 02/15/2030(d)	88,000	83,472
Pagaya US Holdings Co. LLC, 8.875%, 08/01/2030(d)	174,000	162,453
		1,220,326
Specialty Retail - 0.39%
PetSmart LLC / PetSmart Finance Corp., 7.500%, 09/15/2032(d)	91,000	91,363

	Principal Amount	Value
Specialty Retail (continued)
Wayfair LLC:
7.250%, 10/31/2029(d)	$378,000	$390,678
7.750%, 09/15/2030(d)	162,000	170,302
		652,343
Technology Hardware, Storage & Peripherals - 0.01%
Seagate Data Storage Technology Pte, Ltd., 9.625%, 12/01/2032(d)	12,000	13,603

Textiles, Apparel & Luxury Goods - 0.10%
Wolverine World Wide, Inc., 4.000%, 08/15/2029(d)	187,000	171,355

Thrifts & Mortgage Finance - 0.25%
Go Daddy Operating Co. LLC / GD Finance Co, Inc., 3.500%, 03/01/2029(d)	316,000	299,815
Sabre GLBL, Inc., 10.750%, 11/15/2029(d)	46,000	44,627
Twilio, Inc., 3.625%, 03/15/2029	25,000	23,851
United Wholesale Mortgage LLC, 5.500%, 04/15/2029(d)	50,000	49,353
		417,646
Trading Companies & Distributors - 0.04%
Alta Equipment Group, Inc., 9.000%, 06/01/2029(d)	10,000	9,343
Veritiv Operating Co., 10.500%, 11/30/2030(d)	50,000	53,724
		63,067
TOTAL CORPORATE BONDS
(Cost $34,531,786)		35,345,463

	Shares	Value
COMMON STOCK - 0.23%
Diversified Consumer Services - 0.00%(e)
Loyalty Ventures Inc(c)(f)	409,425	4,094

Health Care Providers & Services - 0.23%
Envision Healthcare Corp. Equity(f)	23,801	381,808

TOTAL COMMON STOCK
(Cost $798,093)		385,902

	Shares	Value
EXCHANGE TRADED FUNDS - 0.75%
Capital Markets - 0.75%
SPDR Blackstone Senior Loan ETF	30,000	1,247,400

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,245,600)		1,247,400

	Shares	Value
SHORT TERM INVESTMENTS - 1.24%
Open-end Investment Companies - 1.24%
Fidelity Treasury Portfolio
(4.01% 7-Day Yield)	2,061,595	$2,061,595

TOTAL SHORT TERM INVESTMENTS
(Cost $2,061,595)		2,061,595

Total Investments- 148.18%
(Cost $248,427,359)		246,142,101

Liabilities in Excess of Other Assets - (0.81)%		(1,344,399)

Leverage Facility - (47.37)%		(78,700,000)

Net Assets - 100.00%		$166,097,703

Amounts above are shown as a percentage of net assets as of September 30, 2025.

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US SOFR - 1 Month SOFR as of September 30, 2025 was 4.31%

3M US SOFR - 3 Month SOFR as of September 30, 2025 was 4.35%

6M US SOFR - 6 Month SOFR as of September 30, 2025 was 4.37%

6M CME TERM SOFR - 6M CME TERM SOFR as of September 30, 2025 was 3.85%

12M CME TERM SOFR - 12M CME TERM SOFR as of September 30, 2025 was 3.66%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2025, is based on the reference rate plus the displayed spread as of the security’s last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	A portion of this position was not funded as of September 30, 2025. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2025, the Fund has unfunded delayed draw loans in the amount of $410,485. Fair value of these unfunded delayed draws was $411,517. Additional information is provided in Note 4 General Commitments and Contingencies.
(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $47,749,988, which represented approximately 28.75% of net assets as of September 30, 2025. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(e)	Amount represents less than 0.005% of net assets.
(f)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone Long-Short Credit Income Fund (“BGX”, the “Fund”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”) on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that date, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to Blackstone Liquid Credit Strategies LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

The Fund was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, the Fund as of April 1, 2014 is now classified as a diversified company. This means that with respect to 75% of the Fund’s total assets, no more than 5% of such Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities, and securities of other investment companies. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

Investment Objectives: BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (“Secured Loans”) and high-yield corporate debt securities of varying maturities. BGX’s short positions, either directly or through the use of derivatives, may total up to 30% of the Fund’s net assets.

Senior Loans, Secured Loans and Senior Secured Loans are referred to collectively as “Loans” throughout the Notes to Financial Statements.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. The Fund operates as a single operating segment. As a result, the Fund’s segment accounting policies are consistent with those described herein and the Fund does not have any intra-segment sales and transfers of assets.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Open-end investment companies are generally valued at their closing net asset values as reported on each business day. To the extent current market quotations are not readily available, short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts.

In accordance with Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements.

Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (the “Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Board. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Adviser as valuation designee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of September 30, 2025:

Blackstone Long-Short Credit Income Fund

Investments in Securities at Fair Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$4,259,016	$591,240	$4,850,256
Commercial Services & Supplies	–	8,601,187	2,101,112	10,702,299
Financial Services	–	2,428,063	1,214,310	3,642,373
IT Services	–	592,496	1,106,993	1,699,489
Machinery	–	6,168,150	1,045,157	7,213,307
Oil, Gas & Consumable Fuels	–	2,680,485	212,255	2,892,740
Professional Services	–	13,668,950	579,790	14,248,740
Trading Companies & Distributors	–	2,546,917	720,484	3,267,401
Other	–	141,993,992	–	141,993,992
Collateralized Loan Obligation Securities
Consumer Finance	–	–	2,003,926	2,003,926
Financial Services	–	–	14,587,218	14,587,218
Corporate Bonds	–	35,345,463	–	35,345,463
Common Stock
Diversified Consumer Services	–	–	4,094	4,094
Health Care Providers & Services	–	381,808	–	381,808
Exchange Traded Funds	1,247,400	–	–	1,247,400
Short Term Investments	2,061,595	–	–	2,061,595
Total	$3,308,995	$218,666,527	$24,166,579	$246,142,101

Other Financial Instruments
Assets
Net Unrealized Appreciation on Unfunded Loan Commitments	–	1,713	–	1,713
Total	–	1,713	–	1,713

*	Refer to the Fund’s Portfolio of Investments for a listing of securities by type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2025, the Fund’s outstanding borrowings of $78,700,000 under its Leverage Facility are categorized as Level 2 within the fair value hierarchy.

The changes of the fair value of investments for which BGX has used significant unobservable (Level 3) inputs to determine the fair value are as follows:

Blackstone Long-Short Credit Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Unfunded Loan Commitments	Total
Balance as of December 31, 2024	$7,714,837	$11,502,297	$–	$1,244	$19,218,378
Accrued discount/ premium	1,522,712	4,448	–	–	1,527,160
Realized Gain/(Loss)	(17,568)	42,876	–	–	25,308
Change in Unrealized Appreciation/(Depreciation)	(470,741)	(92,321)	–	(1,244)	(564,306)
Purchases(1)	2,522,389	10,442,694	–	–	12,965,083
Sales Proceeds(2)	(4,296,543)	(5,308,850)	–	–	(9,605,393)
Transfer into Level 3	3,146,269	–	4,094	–	3,150,363
Transfer out of Level 3	(2,550,014)	–	–	–	(2,550,014)
Balance as of September 30, 2025	$7,571,341	$16,591,144	$4,094	$–	$24,166,579
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2025	$(431,850)	$(14,152)	$–	$(1,244)	$(447,246)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Information about Level 3 fair value measurements as of September 30, 2025:

Blackstone Long-Short Credit Income Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$7,571,341	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	16,591,144	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	4,094	Third-party vendor pricing service	Broker quotes	N/A

A change to the unobservable input at the reporting date would result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker quotes	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were transferred from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

When the Fund sells a floating rate loan interest, it may pay an agency fee. The Fund earns facility and other fees on floating rate loan interests, and facility fees are typically amortized to income over the term of the loan. Consent and amendment fees are also recorded to income as earned.

NOTE 3. LOANS AND OTHER INVESTMENTS

BGX includes first and second lien secured, floating rate loans in its definition of “Secured Loans”. Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. Secured Loans are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions. BGX defines its “Managed Assets” as total assets (including any assets attributable to any leverage used) minus the sum of BGX’s accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2025, 77.82% of BGX’s Managed Assets were held in Secured Loans.

Senior Secured Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayment from Borrowers’ excess cash flows or permit the Borrowers’ to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the Secured Overnight Financing Rate (“SOFR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At September 30, 2025, BGX had invested $5,772,312 in second lien secured loans. Second lien secured loans are considered Secured Loans for BGX.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part on, analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation.

BGX has invested in CLO securities. A CLO is a financing entity (generally called a Special Purpose Vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying a CLO are typically Secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in Secured Loans. When investing in CLOs, the Fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO debt securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior debt tranches of the CLO. In addition, the Fund intends to invest in CLOs consisting primarily of individual Secured Loans of Borrowers and not repackaged CLO obligations from other high risk pools. The underlying Secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of the Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier than legal maturity from refinancing of the senior debt tranches.

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of September 30, 2025, BGX had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Par Value	Fair Value	Unrealized Appreciation / (Depreciation)
Azuria Water Solution Inc., First Lien Term Loan	$42,078	$42,183	$105
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan	22,842	22,832	(9)
Cohnreznick Advisory LLC., First Lien Term Loan	117,977	118,346	927
Hanger Inc., First Lien Term Loan	40,365	40,501	136
June Purchaser/Janney Montgomery 9/24 Delayed TL 1., First Lien Term Loan	97,284	97,689	405
Kaman 1/25 Delayed TL 1L., First Lien Term Loan	41,863	41,777	(37)
R1 RCM 10/24 Cov-Lite., First Lien Term Loan	16,929	16,943	89
Secretariat Advisors LLC., First Lien Term Loan	31,147	31,246	97
Total	$410,485	$411,517	$1,713

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with BGX’s valuation policies. For the period ended September 30, 2025, BGX recorded a net decrease in unrealized appreciation on unfunded loan commitments totaling $4,021.

NOTE 5. LEVERAGE

The Fund terminated its previously existing leverage facility and entered into a new, separate Credit Agreement (the “Agreement”), dated December 24, 2024, with a new lender to borrow up to a limit of $90 million pursuant to an evergreen revolving line of credit (the “Leverage Facility”). The Leverage Facility does not have a scheduled maturity date, but can be terminated (i) by the Fund upon at least three (3) business days’ written notice to the lender under the Leverage Facility or (ii) by such lender on the latest to occur of (a) the 365th day after the initial closing date of the Leverage Facility, (b) the 270th day after such lender delivers a notice of termination to the Fund or (c) a later date specified by such lender in the notice of termination. Borrowings under the Agreement are secured by the assets of the Fund.

Interest on outstanding revolving loans under the Leverage Facility is currently charged at a rate of 1.15% above adjusted term SOFR, with either a one (1) month interest period or three (3) month interest period as elected by the Fund. The Fund may also elect to borrow daily interest rate loans based on a customary alternate base rate. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts, currently in an amount equal to 0.15% on the undrawn amounts when drawn amounts equal or exceed 75% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest is generally payable at the end of the respective interest period and fees are generally payable after the end of each calendar quarter. At September 30, 2025, BGX had borrowings outstanding under its Leverage Facility of $78,700,000 at an interest rate of 5.47%. Due to the short term nature of the Agreement, face value approximates fair value at September 30, 2025. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2025, the average borrowings under BGX’s Leverage Facility and the weighted average interest rate were $77,422,711 and 5.56%, respectively. During the period ended September 30, 2025, the Fund incurred $13,301 for commitment fees on undrawn amounts.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund has agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of September 30, 2025, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. As of September 30, 2025, BGX’s leverage represented 32.15% of the Fund’s Managed Assets.